As filed with the U.S. Securities and Exchange Commission on July 10, 2001
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
     Pre-Effective Amendment No.                                             [ ]

     Post-Effective Amendment No. 62                                         [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
     Amendment No. 63                                                        [X]

                        (Check appropriate box or boxes.)
                      DFA INVESTMENT DIMENSIONS GROUP INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA 90401
                -------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005
                -------------------------------------------------
           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
                -------------------------------------------------
                     (Name and Address of Agent for Service)

Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

    immediately upon filing pursuant to paragraph (b)
---
    on April 1, 2001 pursuant to paragraph (b)
---
 X  60 days after filing pursuant to paragraph (a)(1)
---
    on (date) pursuant to paragraph (a)(1)
---
    75 days after filing pursuant to paragraph (a)(2)
---
    on (date) pursuant to paragraph (a)(2) of Rule 485.
---

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                      Title of Securities Being Registered
                       LD U.S. MARKETWIDE VALUE PORTFOLIO
                       HD U.S. MARKETWIDE VALUE PORTFOLIO
                          LD U.S. MARKETWIDE PORTFOLIO
                          HD U.S. MARKETWIDE PORTFOLIO

                                    CONTENTS

This Post-Effective Amendment No. 62/63 to Registration File Nos.
2-73948/811-3258 includes the following:

1. Facing Page (1)

2. Contents Page

3. Part A -- Prospectus relating to the Registrant's LD U.S. Marketwide Value Portfolio, HD U.S. Marketwide Value Portfolio, LD U.S. Marketwide Portfolio and HD U.S. Marketwide Portfolio series of shares

4. Part B -- Statement of Additional Information relating to the Registrant's LD U.S. Marketwide Value Portfolio, HD U.S. Marketwide Value Portfolio, LD U.S. Marketwide Portfolio and HD U.S. Marketwide Portfolio series of shares

5. Part C -- Other Information

6. Signatures

                              P R O S P E C T U S


                               SEPTEMBER 8, 2001


 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                 ---------------------------------------------

    The investment company described in this Prospectus offers a variety of investment portfolios. Each of the Portfolios described in this Prospectus:
  - Has its own investment objective and policies, and is the equivalent of a separate mutual fund. - Is generally available only to institutional investors
                                      and
 clients of registered investment advisors. - Does not charge sales commissions or "loads". - Is designed for long-term investors.

                        U.S. MARKETWIDE VALUE PORTFOLIOS

                       LD U.S. MARKETWIDE VALUE PORTFOLIO
                       HD U.S. MARKETWIDE VALUE PORTFOLIO


                           U.S. MARKETWIDE PORTFOLIOS



                          LD U.S. MARKETWIDE PORTFOLIO



                  (FORMERLY, LD U.S. LARGE COMPANY PORTFOLIO)



                          HD U.S. MARKETWIDE PORTFOLIO


                  (FORMERLY, HD U.S. LARGE COMPANY PORTFOLIO)

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


RISK/RETURN SUMMARY.........................................    1

  HIGHLIGHTS ABOUT ALL THE PORTFOLIOS.......................    1
  MANAGEMENT................................................    1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............    3
  OTHER RISKS...............................................    4
  PERFORMANCE...............................................    4

FEES AND EXPENSES...........................................    5

HIGHLIGHTS..................................................    6

  MANAGEMENT AND ADMINISTRATIVE SERVICES....................    6
  DIVIDEND POLICY...........................................    6
  PURCHASE, VALUATION AND REDEMPTION OF SHARES..............    6
  ELECTRONIC SHAREHOLDER INFORMATION........................    6

INVESTMENT OBJECTIVES AND POLICIES..........................    6

  PORTFOLIO CONSTRUCTION....................................    7

DIVIDEND AND TAX MANAGEMENT STRATEGIES......................    8

  LD PORTFOLIOS AND MASTER FUNDS............................    8
  HD PORTFOLIOS AND MASTER FUNDS............................    9

PORTFOLIO TRANSACTIONS......................................    9

SECURITIES LOANS............................................    9

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..............    9

MANAGEMENT OF THE FUNDS.....................................   10

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES.............   11

ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS.........   12

PURCHASE OF SHARES..........................................   12

  CASH PURCHASES............................................   12
  IN-KIND PURCHASES.........................................   13

VALUATION OF SHARES.........................................   13

  NET ASSET VALUE...........................................   13

EXCHANGE OF SHARES..........................................   14

REDEMPTION OF SHARES........................................   15

  REDEMPTION PROCEDURE......................................   15
  REDEMPTION OF SMALL ACCOUNTS..............................   15
  IN-KIND REDEMPTIONS.......................................   16

THE MASTER-FEEDER STRUCTURE.................................   16

SERVICE PROVIDERS...........................................   17

RISK/RETURN SUMMARY

HIGHLIGHTS ABOUT ALL THE PORTFOLIOS
---------------------------------

THE PORTFOLIOS HAVE SPECIAL STRUCTURES: The Portfolios do not buy individual securities directly. Instead, they invest in corresponding funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively complex. As a result, a Portfolio might encounter operational or other complications. While this structure is designed to reduce costs, it may not do so.
[SIDENOTE]
[ICON]
A Master Fund buys securities directly. A corresponding Portfolio invests in the Master Fund's shares. The two have the same gross investment returns.

MANAGEMENT
------------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each Master Fund. (A Portfolio does not need an investment manager.)

EQUITY INVESTMENT APPROACH: The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.


PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:


1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.

3. Excluding certain companies after analyzing various factors (for example, solvency).

4. Purchasing stocks so the portfolio is generally market capitalization weighted.

The Master Funds in which the Portfolios invest use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Creating an initial universe of securities based on total market capitalization.

2. Identifying a sub-set of companies meeting the Advisor's investment guidelines.

3. Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock's market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.


The Master Funds in which the Portfolios invest generally purchase stocks of companies whose market capitalizations are in the highest 95% of total market capitalization.

[SIDENOTE]
[ICON]
MARKET CAPITALIZATION means the number of shares of a company's stock outstanding times price per share.
[ICON]
MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.
[ICON]
TOTAL MARKET CAPITALIZATION is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market-Registered Trademark- ("Nasdaq").

DIVIDEND AND TAX MANAGEMENT STRATEGIES:
-------------------------------------


LD U.S. MARKETWIDE VALUE PORTFOLIO ("LD MARKETWIDE VALUE PORTFOLIO") LD U.S. MARKETWIDE PORTFOLIO ("LD MARKETWIDE PORTFOLIO")
   (FORMERLY, LD U.S. LARGE COMPANY PORTFOLIO)



The Advisor's dividend and tax management strategies for the Master Funds in which the LD Marketwide Value Portfolio and the LD Marketwide Portfolio (the "LD Portfolios") invest are designed to achieve long-term capital appreciation while minimizing taxable income distributions to shareholders. The Advisor generally buys and sells these Master Funds' portfolio securities with the goals of:


1. Minimizing dividend income distributions by minimizing recognition of dividend and other income.

2. Delaying and controlling the realization of net capital gains (e.g., appreciated stocks might be sold later).

3. Maximizing the extent to which any realized net capital gains are long-term in nature (i.e., taxable at lower capital gains tax rates).

[SIDENOTE]
[ICON]
"LD" in a Portfolio's name means that the Portfolio buys a Master Fund that purchases non-dividend and low-dividend yielding stocks.
[ICON]
Shareholders of the LD Portfolios described in this Prospectus may receive fewer distributions and therefore pay lower taxes while they hold their shares. They will have to pay taxes if they sell their shares at a profit.


HD U.S. MARKETWIDE VALUE PORTFOLIO ("HD MARKETWIDE VALUE PORTFOLIO") HD U.S. MARKETWIDE PORTFOLIO ("HD MARKETWIDE PORTFOLIO")
   (FORMERLY, HD U.S. LARGE COMPANY PORTFOLIO)



The Advisor's dividend strategies for the Master Funds in which the HD Marketwide Value Portfolio and the HD Marketwide Portfolio (the "HD Portfolios") invest are designed to maximize dividend income. The Advisor generally buys and sells these Master Funds' portfolio securities with the goal of maximizing dividend income.


HOW THE MASTER FUNDS IN WHICH THE LD PORTFOLIOS AND HD PORTFOLIOS INVEST DIFFER:
The Master Funds in which the LD Portfolios invest will invest in the eligible securities that are non-dividend and low-dividend yielding. In contrast, the Master Funds in which the HD Portfolios invest will invest in the eligible securities that are high-dividend yielding.

[SIDENOTE]
[ICON]
"HD" in a Portfolio's name means that the Portfolio buys a Master Fund that purchases relatively high-dividend yielding stocks.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

MARKET RISK -- ALL PORTFOLIOS: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Master Funds that own them, and, in turn, the Portfolios to rise or fall. Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you may lose money.


SMALL COMPANY RISK -- ALL PORTFOLIOS: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.



MARKETWIDE VALUE PORTFOLIOS:

---------------------------

LD MARKETWIDE VALUE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while minimizing income dividends and controlling capital gains distributions.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases non-dividend and low-dividend yielding value stocks of United States companies within the total market capitalization range of 95% on a market capitalization weighted basis and which tries to minimize the recognition of capital gains.

[SIDENOTE]
[ICON]
"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.

HD MARKETWIDE VALUE PORTFOLIO

- INVESTMENT OBJECTIVE: Long-term capital appreciation while maximizing dividend income.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases relatively high-dividend yielding value stocks of United States companies within the total market capitalization range of 95% on a market capitalization weighted basis.

[SIDENOTE]
[ICON]
In selecting value stocks, the Advisor primarily considers price relative to book value.


MARKETWIDE PORTFOLIOS:

-------------------------


LD MARKETWIDE PORTFOLIO


- INVESTMENT OBJECTIVES: Long-term capital appreciation while minimizing income dividends and controlling capital gains distributions.


- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases non-dividend and low-dividend yielding stocks of United States companies within the total market capitalization range of 95%, on a market capitalization weighted basis and which tries to minimize the recognition of capital gains.



HD MARKETWIDE PORTFOLIO


- INVESTMENT OBJECTIVE: Long-term capital appreciation while maximizing dividend income.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that generally purchases relatively high-dividend yielding stocks of United States companies within the total market capitalization range of 95% on a market capitalization weighted basis.


OTHER RISKS
-----------

SECURITIES LENDING:
----------------

The Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

PERFORMANCE
-----------

The Portfolios and Master Funds have not been effective for a full calendar year, so no performance information is shown for them.

                               FEES AND EXPENSES

    This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT): None


                         ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



                            LD MARKETWIDE     HD MARKETWIDE    LD MARKETWIDE   HD MARKETWIDE
                           VALUE PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO(3)*   PORTFOLIO(3)*
                           ---------------   ---------------   -------------   -------------
Management Fee(1)........       0.35%             0.35%            0.15%           0.15%
Other Expenses(2)........       0.35%             0.30%            0.35%           0.30%
TOTAL OPERATING
  EXPENSES...............       0.70%             0.65%            0.50%           0.45%
Fee Waiver and/or Expense
  Reimbursement..........    None              None                0.15%           0.15%
NET EXPENSES.............       0.70%             0.65%            0.35%           0.15%


------------------------


*   Prior to August 1, 2001, the Portfolios were named as indicated below:



NAME                                                   FORMER NAME
----                                         -------------------------------
LD U.S. Marketwide Portfolio...............  LD U.S. Large Company Portfolio
HD U.S. Marketwide Portfolio...............  HD U.S. Large Company Portfolio



(1) The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Portfolio.



(2) "Other Expenses" are annualized estimates based on anticipated fees and expenses through the fiscal year ending November 30, 2001. These Portfolios and Master Funds had not begun operations as of the date of this Prospectus.



(3) Pursuant to an Expense Waiver and Assumption Agreement for the LD Marketwide Portfolio and HD Marketwide Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of each Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce each Portfolio's expenses when its total operating expenses exceed 0.30% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the LD Marketwide Portfolio or HD Marketwide Portfolio are less than 0.30% of the respective Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. A Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from September 8, 2001 to September 8, 2002, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.


                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR         3 YEARS
                                                              --------        --------
LD Marketwide Value Portfolio...............................    $72             $224
HD Marketwide Value Portfolio...............................    $66             $208
LD Marketwide Portfolio*....................................    $51             $160
HD Marketwide Portfolio*....................................    $46             $144


------------------------


*   Prior to August 1, 2001, the Portfolios were named as indicated below:



NAME                                                   FORMER NAME
----                                         -------------------------------
LD U.S. Marketwide Portfolio...............  LD U.S. Large Company Portfolio
HD U.S. Marketwide Portfolio...............  HD U.S. Large Company Portfolio



    The Example summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest. The Portfolios and the corresponding Master Funds are new and, therefore, the above example is based on estimated expenses for the current fiscal year and does not extend over five and ten-year periods. The 1 year costs for the LD Marketwide Portfolio and the HD Marketwide Portfolio reflect the "Net Expenses" of each Portfolio that result from the contractual expense waiver and reimbursement.


                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

    The Advisor serves as investment advisor to each Master Fund and provides each Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")

DIVIDEND POLICY

    The policy of the Portfolios is to distribute dividends from net investment income and net capital gains annually after November 30.

PURCHASE, VALUATION AND REDEMPTION OF SHARES

    The shares of the Portfolios are sold at net asset value. The redemption price of the shares of all of the Portfolios is equal to the net asset value of their shares. The value of the shares issued by each Portfolio will fluctuate in relation to the investment experience of the Master Fund in which such Portfolio invests. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

ELECTRONIC SHAREHOLDER INFORMATION

    In order to keep costs to a minimum, the Portfolios will eventually offer on-line delivery of particular shareholder information to investors. An investor, when opening an account, may consent to the acceptance of all shareholder information (prospectuses and annual and semi-annual reports) about the Portfolios through e-mail and access to the Portfolio's website at www.dfafunds.com. An investor may later revoke consent by requesting paper versions of shareholder information. (See "ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS.")

                       INVESTMENT OBJECTIVES AND POLICIES


    The investment objective of the LD Marketwide Value Portfolio and the LD Marketwide Portfolio is to achieve long-term capital appreciation while minimizing income dividends and the recognition of capital gains. The investment objective of the HD Marketwide Value Portfolio and the HD Marketwide Portfolio is to achieve long-term capital appreciation while maximizing dividend income. Each Portfolio will pursue its investment objective by investing all of its assets in a Master Fund. The LD Marketwide Value Portfolio and the HD Marketwide Value Portfolio will invest in the LD U.S. Marketwide Value Series and the HD U.S. Marketwide Value Series (collectively the "Marketwide Value Master Funds") of The DFA Investment Trust Company (the "Trust"), respectively. The LD Marketwide Portfolio and the HD Marketwide Portfolio will invest in the LD U.S. Marketwide Series and the HD U.S. Marketwide Series of the Trust, respectively. Each Master Fund has the same investment objective and policies as its respective Portfolio.



PORTFOLIO CONSTRUCTION



    The Master Funds generally will invest in a broad and diverse group of the common stocks of companies traded on a principal U.S. exchange or on the over-the-counter market. To be considered eligible for purchase by a Master Fund, an investment generally must be the common stock of a company whose market capitalization falls within the range of such Master Fund's investment strategy. As of the date of this Prospectus, the Advisor considers for purchase by a Master Fund securities of companies whose market capitalizations generally are in the highest 95% of total market capitalization. For purposes of this Prospectus, "total market capitalization" means the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. As of December 31, 2000, generally, the market capitalization of a company in the highest 95% of total market capitalization was approximately $870 million or above. This dollar amount may change due to market conditions. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by a Master Fund. As a non-fundamental policy, under normal circumstances, each Master Fund will invest at least 80% of its net assets in securities of U.S. companies. If a Master Fund changes this investment policy, the corresponding Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.



    The Marketwide Value Master Funds generally invest in the common stocks of companies that the Advisor determines to be value stocks. Securities are considered value stocks primarily because the shares have a high book value in relation to their current market price (a "book to market ratio"). In assessing value, however, the Advisor may consider additional factors, such as a company's price to cash flow or price to earnings ratios, as well as economic conditions and developments in the company's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.



    The LD U.S. Marketwide Value Series and LD U.S. Marketwide Series (collectively the "LD Master Funds") will minimize income dividend distributions by selecting non-dividend and lower-dividend yielding securities from the universe of eligible securities and by following a strategy that tries to minimize the recognition of capital gains.



    The HD U.S. Marketwide Value Series and the HD U.S. Marketwide Series (collectively the "HD Master Funds") will maximize dividend income by selecting relatively high-dividend yielding securities from their respective universes of eligible securities. Because each HD Master Fund generally will focus on stocks which pay high dividends, it is likely that, from time to time, each HD Master Fund will have a significant portion of its assets in one or more sectors or industries. In focusing on particular sectors or industries, an HD Master Fund carries greater risk of adverse developments in a sector or industry than a Master Fund that always invests in a wide variety of sectors.



    The total market capitalization range, used by the Advisor for the Master Funds, as described above, generally applies at the time of purchase by a Master Fund. The Master Funds are not required to dispose of a security if the security's issuer is no longer within the total market capitalization range. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. The value criteria used by the Advisor for the Marketwide Value Master Funds, as described above, generally applies at the time of purchase by a Marketwide Value Master Fund. A Marketwide Value Master Fund is not required to sell a security if it no longer meets current value criteria. Securities that do meet a Master Fund's market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. See "PORTFOLIO TRANSACTIONS" in this prospectus. Additionally, each Master Fund, when consistent with other tax management policies, may sell securities in order to realize capital losses.


                     DIVIDEND AND TAX MANAGEMENT STRATEGIES

LD PORTFOLIOS AND MASTER FUNDS


    The LD Master Funds described in this Prospectus seek to minimize the impact of federal taxes on investment returns by selecting non-dividend and low-dividend yielding securities from the universe of eligible securities and by managing their portfolios in a manner that will defer the realization of net capital gains where possible. Portfolio investments will be managed to select non-dividend yielding and low-dividend yielding securities. The timing of purchases and sales of securities may be managed to minimize the receipt of dividends when possible. With respect to dividends that are received, the LD Master Funds may not be eligible to flow through the dividends received deduction attributable to their holdings of U.S. equity securities to the Portfolios, or in turn, the Portfolios to their corporate shareholders, if, because of certain timing rules, hedging activities, or debt financing activities at the level of the LD Master Funds, the Portfolios, or the corporate shareholders of the Portfolios, the requisite holding period of the dividend-paying stock is not met or the dividends-received deduction is otherwise reduced.



    When selling securities, a Master Fund typically will select the highest cost shares of the specific security in order to minimize the realization of capital gains. In certain cases, the highest cost shares may produce a short-term capital gain. Since short-term capital gains generally are taxed at higher tax rates than long-term capital gains, the highest cost shares with a long-term holding period may be disposed of instead. Each LD Master Fund, when possible, will refrain from disposing of a security until the long-term holding period for capital gains for tax purposes has been satisfied. Additionally, each LD Master Fund, when consistent with all other tax management policies, may sell securities in order to realize capital losses. Realized capital losses can be used to offset realized capital gains, thus reducing capital gains distributions.



    In addition to the selling practices used among all portfolios managed by the Advisor, securities may be sold by a Master Fund to another Master Fund when consistent with the investment objectives of both Master Funds. Specifically, for example, the LD U.S. Marketwide Value Series may sell to and buy securities from the Tax-Managed U.S. Marketwide Value Series, which is also a series of the Trust, and the LD U.S. Marketwide Series may sell to and buy securities from the Tax-Managed U.S. Marketwide Series, another series of the Trust. Such sales would be made to realize losses on securities which would be used to offset gains on other securities realized by the selling Master Fund. Such transactions are intended to benefit both Master Funds that are parties to the transaction. The selling Master Fund will recognize a loss which it can use to offset realized gains, while the purchasing Master Fund will acquire an eligible portfolio security, at a current market price, but without payment of brokerage commissions.



    The Advisor believes this strategy can be both tax and cost efficient. However, applicable federal income tax law may disallow losses incurred on the sale of securities by one Master Fund to another Master Fund if the purchasing and selling Master Funds are considered related persons by reason of overlapping ownership. In determining whether the Master Funds are related persons, the shareholders of the Portfolio that invests in a LD Master Fund may be considered to own the corresponding shares of the Master Fund. (See the Statement of Additional Information.) The Advisor intends to control the composition of investors in each LD Portfolio in several ways. First, as with all portfolios that the Advisor manages, it retains the right, in its discretion, to reject any initial or additional investment for any reason and to suspend the offering of shares of any LD Portfolio. Second, the Advisor intends to offer the shares of each LD Portfolio to relatively few institutional investors and anticipates that shares will be offered primarily to individual investors, thereby creating a substantial number of shareholders in each LD Portfolio. Finally, the Advisor intends to monitor closely all purchases of shares of each LD Portfolio in order to increase the probability that this loss disallowance rule will not apply by reason of overlapping ownership.



    Although the Advisor intends to manage each LD Master Fund in a manner to minimize taxable dividend income each year, the LD Portfolios may nonetheless distribute dividends and taxable gains to shareholders. Realization of capital gains is not entirely within the Advisor's control. Capital gains distributions may vary considerably from year to year; there will be no capital gains distributions in years when a LD Master Fund realizes a net capital loss. Furthermore, the redeeming shareholders will be required to pay taxes on their capital gains, if any, on a redemption of a LD Portfolio's shares, whether paid in cash or in kind, if the amount received on redemption is greater than the amount of the shareholder's tax basis in the shares redeemed.


HD PORTFOLIOS AND MASTER FUNDS

    Each HD Master Fund described in this Prospectus selects high-dividend yielding securities from its respective universe of eligible securities. The timing of purchases and sales of securities may be managed to increase the receipt of dividends when possible.

                             PORTFOLIO TRANSACTIONS

    Securities will generally be eligible for purchase on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Master Fund.

                                SECURITIES LOANS

    The Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Master Fund's total assets. In connection with such loans, a Master Fund will receive collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, each Master Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

    The portfolio structure of each Master Fund involves market capitalization weighting. Because of the dividend management and tax management strategies followed by these Master Funds, their securities holdings will deviate from their market capitalization weightings to a greater extent than non dividend-managed Portfolios managed by the Advisor. For example, the Advisor may exclude the stock of a company that meets applicable market capitalization criteria in order to avoid dividend income, and may sell stock of a company that meets applicable market capitalization criteria in order to realize a capital loss. Also, each Master Fund may dispose of securities whenever the Advisor determines that disposition is consistent with its dividend management strategies or is otherwise in the best interest of a Master Fund. Deviation from strict market capitalization weighting may occur for several other reasons.

    The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a Master Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                            MANAGEMENT OF THE FUNDS

    The Advisor serves as investment advisor to the Master Funds. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

    DFA Investment Dimensions Group Inc. (the "Fund") and the Trust bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency fees, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of the Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Master Fund are to be borne by each Master Fund on the basis of its relative net assets.


    The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $36 billion.


                DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

    In general, the Portfolios distribute substantially all net investment income quarterly and any realized net capital gains are distributed annually after November 30th.

    Shareholders of a Portfolio will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to the Advisor, the shareholder selects one of the options listed below:

       Income Option--to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

       Capital Gains Option--to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

       Cash Option--to receive both income dividends and capital gains distributions in cash.

    Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income may qualify in part for the corporate dividends received deduction.

    For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gain distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by a Portfolio as to the U.S. federal tax status of dividends and distributions paid by the Portfolio.

    Dividends which are declared in November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

    Certain investments by a Master Fund may be subject to special rules which may affect the amount, character and timing of the income to the Master Fund. Some of these rules are referenced in the statement of additional information.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of Portfolio Shares. Non-U.S. shareholders may be subject to U.S. withholding and estate tax.


    A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS regulations concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your proper Tax Identification Number and by certifying that you are not subject to backup withholding.

    The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

              ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

    In order to keep costs to the Fund to a minimum, an investor, when opening an account, may consent to the acceptance of all shareholder information about the Portfolios through e-mail and access to the Portfolios' website at www.dfafunds.com. An investor will be notified when a prospectus amendment or annual or semi-annual report has been made available on the Portfolios' website. Confirmations and monthly statements will initially be delivered on paper but may, in the future, be delivered electronically.

    The Portfolios presently intend to deliver paper versions of shareholder information in certain circumstances at no extra cost to the investor. Currently, the SEC requires an investor in the Portfolios be offered the opportunity to revoke his or her consent to receive shareholder information (including prospectuses and annual and semi-annual reports) electronically. In order to revoke a prior consent, an investor may call the Fund collect at
(310) 395-8005, or write to the Fund at Dimensional Fund Advisors Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. After consent is revoked, the Fund will send an investor a set of paper documents at no charge. If the SEC allows shareholders who have revoked their consent to be charged for paper delivery of shareholder information, the Fund may notify investors that the Fund will charge the investor who has revoked consent a fee of up to $15 per year, per set of copies delivered, to cover the costs of printing, shipping and handling paper versions of shareholder information available on the Portfolios' website.

    The Portfolios' website address is www.dfafunds.com. The current prospectus and recent shareholder reports of the Portfolios will be readily available for viewing and printing on the website.

                               PURCHASE OF SHARES

    Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

    Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

    "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund reserves the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

CASH PURCHASES

    Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio by check should send their check to

DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

    Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

    Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

    If accepted by the Fund, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Master Funds as described in this Prospectus. Securities accepted by the Fund for exchange and Fund shares to be issued in the exchange will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.

    The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented in the corresponding Master Fund and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio or Master Fund under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction. The Fund will accept such securities for investment.

    A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities. Investors interested in such exchanges should contact the Advisor.

                              VALUATION OF SHARES

NET ASSET VALUE

    The net asset value per share of each Portfolio is calculated as of the close of the NYSE by dividing the total market value of the Portfolio's investments in the Master Fund and other assets, less any liabilities, by the total outstanding shares of the Portfolio. The net asset value per share of each corresponding Master Fund is calculated as of the close of the NYSE by dividing the total market value of the Master Fund's investments and other assets, less any liabilities, by the total outstanding shares of the Master Fund. The value of the shares of the Portfolios will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. If there is no such reported sale, such securities are valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees.


    Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Fund may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order).



    Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value.


                               EXCHANGE OF SHARES

    Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:

                      DFA Investment Dimensions Group Inc.
                            Attn: Client Operations
                         1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401

    The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. Such exchange is subject to any applicable reimbursement fee charged by a Portfolio in connection with the sale of its shares.

    Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

    The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

    The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the shares of the Portfolio being acquired are registered in the investor's state of residence.

    There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

    Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request in good order, by PFPC Inc. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if the Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

    Shareholders redeeming shares who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Fund reserves the right to send redemption proceeds by check in its discretion. A shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

    With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days in advance of the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

    When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Master Fund in lieu of cash. The Portfolios and Master Funds are also authorized to make redemption payments solely by a distribution of portfolio securities (or a combination of securities and cash) when it is determined by the Advisor to be consistent with the tax management strategies described in this prospectus. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs when selling securities that were received in payment of redemptions.

                          THE MASTER-FEEDER STRUCTURE

    Other institutional investors, including other mutual funds, may invest in each Master Fund. The expenses of such other funds and, correspondingly, their returns may differ from those of the Portfolios. Please contact The DFA Investment Trust Company at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Portfolio.

    The aggregate amount of expenses for a Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Portfolio, will pay its proportionate share of the expenses of that Master Fund.

    The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Portfolio could have effective voting control over the operation of the Master Fund.

    If the Board of Directors of the Fund determines that it is in the best interest of a Portfolio, the Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio.

                               SERVICE PROVIDERS


               INVESTMENT ADVISOR                                   CUSTODIAN
         DIMENSIONAL FUND ADVISORS INC                          PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                         400 Bellevue Parkway
             Santa Monica, CA 90401                            Wilmington, DE 19809
            Tel. No. (310) 395-8005

  ACCOUNTING SERVICES, DIVIDEND DISBURSING AND                    LEGAL COUNSEL
                 TRANSFER AGENT                       STRADLEY, RONON, STEVENS & YOUNG, LLP
                   PFPC INC.                                 2600 One Commerce Square
              400 Bellevue Parkway                         Philadelphia, PA 19103-7098
              Wilmington, DE 19809


                             INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                                    PricewaterhouseCoopers LLP
                                   200 East Las Olas Boulevard
                                           Suite 1700
                                    Fort Lauderdale, FL 33301

OTHER AVAILABLE INFORMATION

You can find more information about the Fund and the Portfolios in the Fund's Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios and Master Funds in their last fiscal year. The Portfolios and Master Funds are new so the reports do not yet include any information about them.

TO OBTAIN DOCUMENTS:

-  Access them on our website at http://www.dfafunds.com.

- If you represent an institutional investor, registered investment advisor or other qualifying investor, call collect at (310) 395-8005.

- Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.

- Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0300).

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-942-8090.

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DFA INVESTMENT DIMENSIONS GROUP INC.--REGISTRATION NO. 811-3258

                      DFA INVESTMENT DIMENSIONS GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                SEPTEMBER 8, 2001

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company that offers thirty-nine series of shares. This statement of additional information ("SAI") relates to four series of the Fund (individually, a "Portfolio" and collectively, the "Portfolios"):


                        U.S. MARKETWIDE VALUE PORTFOLIOS

                       LD U.S. Marketwide Value Portfolio
                       HD U.S. Marketwide Value Portfolio


                           U.S. MARKETWIDE PORTFOLIOS

                          LD U.S. Marketwide Portfolio
                   (FORMERLY, LD U.S. LARGE COMPANY PORTFOLIO)
                          HD U.S. Marketwide Portfolio
                   (FORMERLY, HD U.S. LARGE COMPANY PORTFOLIO)

     This statement of additional information is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated September 8, 2001, as amended from time to time. As of November 30, 2000, the Portfolios had not yet commenced operations, so no financial information is shown for them in the Fund's annual report for the fiscal year ended November 30, 2000. The prospectus and the annual report can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS


PORTFOLIO CHARACTERISTICS AND POLICIES...................3

BROKERAGE COMMISSIONS....................................3

INVESTMENT LIMITATIONS...................................4

FUTURES CONTRACTS........................................5

CASH MANAGEMENT PRACTICES................................6

DIRECTORS AND OFFICERS...................................6

SERVICES TO THE FUND.....................................9

ADVISORY FEES...........................................11

GENERAL INFORMATION.....................................11

CODE OF ETHICS..........................................11

SHAREHOLDER RIGHTS......................................11

PRINCIPAL HOLDERS OF SECURITIES.........................11

PURCHASE OF SHARES......................................12

REDEMPTION AND TRANSFER OF SHARES.......................12

TAXATION OF THE PORTFOLIOS..............................12

CALCULATION OF PERFORMANCE DATA.........................15

FINANCIAL STATEMENTS....................................15

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     Each of the Portfolios seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the "Trust"). The series of the Trust are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Master Funds and provides administrative services to the Portfolios. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

     The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Master Funds and the Portfolios, through their investment in the Master Funds.

     Each of the Portfolios and the Master Funds is diversified under the federal securities laws and regulations.

     Because the structures of the Master Funds are based on the relative market capitalizations of eligible holdings, it is possible that the Master Funds might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Master Fund and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Master Funds and the anticipated amount of a Master Fund's assets intended to be invested in such securities, management does not anticipate that a Master Fund will include as much as 5% of the voting securities of any issuer.

     The Portfolios and Master Funds did not operate prior to the date of this SAI, so no financial information is shown for them.

     Prior to August 1, 2001, the LD U.S. Marketwide Portfolio and the HD U.S. Marketwide Portfolio (collectively, the "Marketwide Portfolios") were known as the LD U.S. Large Company Portfolio and the HD U.S. Large Company Portfolio, respectively.

                              BROKERAGE COMMISSIONS

     Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Master Funds to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Master Funds to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

     The over-the-counter market ("OTC") companies eligible for purchase by each Master Fund may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, electronic communications networks ("ECNs") and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Series, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master
Funds can effect transactions at the best available prices.

     The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Fund. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Master Funds. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

     A Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund, except if the Portfolio receives securities from the Master Fund to satisfy the Portfolio's redemption request.

                             INVESTMENT LIMITATIONS

     Each of the Portfolios and Master Funds has adopted certain limitations which may not be changed without the approval of the holders of a majority of its outstanding voting securities. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio or Master Fund (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio or Master Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio or Master Fund.

     The Portfolios and Master Funds will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and may purchase or sell financial futures contracts and options thereon;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of the total assets of a Portfolio or Master Fund, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities or shares of an investment company) if, as a result, more than 5% of the Portfolio's or Master Fund's total assets, at market, would be invested in the securities of such issuer;

          (4) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets; or pledge in excess of 33% of such assets to secure such loans;

          (5) engage in the business of underwriting securities issued by others;

          (6) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's or Master Fund's total assets would be invested in securities of companies within such industry;

          (7)  purchase securities on margin; or

          (8) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

     The investment limitations described in (3) and (6) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as one of the Master Funds. The investment limitations of each Master Fund are the same as those of the corresponding Portfolio.

     The investment limitations described in (1), (4) and (7) above do not prohibit each Portfolio or Master Fund that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations. The investment limitation described in
(5) above does not prohibit each Portfolio or Master Fund from acquiring private placements to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios and Master Funds are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Master Fund, the Portfolios do not intend to lend those shares.

     Although not a fundamental policy subject to shareholder approval, the Portfolios and Master Funds do not intend to invest more than 15% of their net assets in illiquid securities. Further, pursuant to Rule 144A under the Securities Act of 1933, the Portfolios and Master Funds may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities. While maintaining oversight, the Fund's Board of Directors and the Trust's Board of Trustees have delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Boards and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the applicable Portfolio or Master Fund owns, and does not include assets which the Portfolio or Master Fund does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to a Portfolio's or Master Fund's investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

                                FUTURES CONTRACTS

     The Master Funds may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions.

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Master Funds will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the

Master Fund's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), each Master Fund may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                            CASH MANAGEMENT PRACTICES

     The Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. All the Portfolios and Master Funds may invest cash in short-term repurchase agreements, shares of unaffiliated money market funds and index futures contracts and options thereon. In addition, the Master Funds in which the LD U.S. Marketwide Value Portfolio and the HD U.S. Marketwide Value Portfolio invest may invest up to 20% of their assets in high quality, highly liquid fixed income securities, such as money market instruments. The Master Funds in which the Marketwide Portfolios invest may invest a portion of their assets, generally not more than 5% of net assets, in short-term fixed-income obligations. The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

                             DIRECTORS AND OFFICERS

     The Board of Directors of the Fund is responsible for establishing Fund policies and for overseeing the management of the Fund. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Master Funds.

     The names, locations and dates of birth of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

     David G. Booth*, (12/2/46), Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, President and Chairman-Chief Executive Officer, The DFA Investment Trust Company. Chief Executive Officer and Director, DFA Australia Ltd. Chief Investment Officer, Dimensional Fund Advisors Ltd. Director, Assante Corporation (investment management). Formerly, Director, SA Funds (registered investment company).

     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.

     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. President, Cardean University (division of UNext.com). Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group

Inc., Dimensional Emerging Markets Value Fund Inc. and Trustee, Harbor Fund (registered investment company). Member of the Boards of Milwaukee Mutual Insurance Company and UNext.com. Principal and Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting). Formerly, Trustee, First Prairie Funds (registered investment company) and formerly, Trustee and Chairman, Pegasus Funds (registered investment company).

     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and BIRR Portfolio Analysis, Inc. (software products). Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting). Formerly, Director, Hospital Fund, Inc. (investment management services).

     Myron S. Scholes, (7/1/41), Director, Menlo Park, CA. Frank E. Buck Professor Emeritus of Finance, Stanford University. Trustee, The DFA Investment Trust Company. Director, Dimensional Investment Group Inc., Dimensional Emerging Markets Value Fund Inc. and American Century (Mountain View) Investment Companies. Partner, Oak Hill Capital Management. Formerly, Limited Partner, Long-Term Capital Management L.P. (money manager) and Consultant, Arbor Investors.

     Rex A. Sinquefield*#, (9/7/44), Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc. Trustee, Chairman-Chief Investment Officer, The DFA Investment Trust Company. Chairman and Chief Executive Officer, Dimensional Fund Advisors Ltd., and Director and Chief Investment Officer, DFA Australia Ltd.

     Abbie J. Smith, (4/30/53), Director, Chicago, IL. Boris and Irene Stern Professor of Accounting, Graduate School of Business, University of Chicago. Director, HON Industries Inc. Trustee, the DFA Investment Trust Company. Director, Dimensional Investment Group Inc. and Dimensional Emerging Markets Value Fund Inc.

--------------------------------------------
* Interested Director of the Fund.
# Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

OFFICERS

     Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc.

     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

     Valerie A. Brown, (1/24/67), Vice President and Assistant Secretary, Santa Monica, CA. Vice President and Assistant Secretary, Dimensional Fund Advisors Ltd. Prior to April 2001, legal counsel for DFA (since March 2000). Associate, Jones, Day, Reavis & Pogue from October 1991 to February 2000.

     Truman Clark, (4/8/41), Vice President, Santa Monica, CA.

     Jim Davis, (11/29/56), Vice President, Santa Monica, CA. Vice President of all DFA Entities. Kansas State University, Arthur Anderson & Co., Phillips Petroleum Co.

     Robert Deere, (10/8/57), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

     Irene R. Diamant, (7/16/50), Vice President and Assistant Secretary, Santa Monica, CA.

     Robert W. Dintzner (3/18/70), Vice President, Santa Monica, CA. Prior to April 2001, marketing supervisor and marketing coordinator for DFA.

     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.

     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Henry Gray, (9/22/67), Vice President, Santa Monica, CA. Prior to July 2000, portfolio manager.

     Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA. Vice President, Controller and Assistant Treasurer, Dimensional Fund Advisors Ltd.

     Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. President, ANB Investment Management and Trust Company from 1993-1997.

     Karen McGinley, (3/10/66), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

     Catherine L. Newell, (5/7/64), Vice President and Secretary (Vice President and Assistant Secretary of DFA Australia Limited), Santa Monica, CA. Vice President and Secretary, Dimensional Fund Advisors Ltd.

     David Plecha, (10/26/61), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

     Andrew E. Rasmusen (1/26/62), Vice President, Santa Monica, CA. Prior to April 2001, investment management, client service manager for DFA (since October
2000). Investment manager researcher and consultant for InvestorForce, Inc. from October 1999 to October 2000 and for William M. Mercer Investment Consulting, Inc. from April 1996 to October 1999.

     George Sands, (2/8/56), Vice President, Santa Monica, CA. Vice President, Dimensional Fund Advisors Ltd.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA. Vice President, Chief Financial Officer and Treasurer, Dimensional Fund Advisors Ltd.

     John C. Siciliano (08/24/54), Vice President, Santa Monica, CA. Director and Vice President, Dimensional Fund Advisors Ltd. Managing Principal, Payden & Rygel Investment Counsel from April 1998 through December 2000 and Co-Head, North American Corporate Finance for Dresdner Kleinwort Benson N.A. from October 1995 to April 1998.

     Jeanne C. Sinquefield, Ph.D., # (12/2/46), Executive Vice President, Santa Monica, CA. Executive Vice President, Dimensional Fund Advisors Ltd.

     Carl Snyder, (6/8/63), Vice President, Santa Monica, CA. Prior to July 2000, portfolio manager.

     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA.

     # Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 2000, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                                                     AGGREGATE          TOTAL COMPENSATION
                                                                   COMPENSATION             FROM FUND
DIRECTOR                                                           FROM THE FUND        AND FUND COMPLEX *
--------                                                           -------------        ----------------
George M. Constantinides .....................................      $21,862.25              $51,500.00
John P. Gould ................................................      $21,862.25              $51,500.00
Roger G. Ibbotson ............................................      $21,862.25              $51,500.00
Merton H. Miller++ ...........................................       $4,301.35              $10,000.00
Myron S. Scholes .............................................      $21,235.36              $50,000.00

--------------------------------------------
* The term Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors or trustees.

++ Effective June 3, 2000, Mr. Miller ceased serving as a director of the Fund and as a trustee/director of the other investment companies in the Fund Complex. Ms. Smith became a director of the Fund and a trustee/director of the other investment companies in the Fund Complex on December 14, 2000. As a consequence, Ms. Smith did not receive any compensation from the Fund Complex during the fiscal year ended November 30, 2000.


                              SERVICES TO THE FUND

ADMINISTRATIVE SERVICES--THE PORTFOLIOS

     The Fund has entered into an administration agreement with the Advisor, on behalf of each Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. For its administrative services, each Portfolio pays the Advisor a monthly fee equal to one-twelfth of the percentage of its average net assets listed below:

LD U.S. Marketwide Value Portfolio ........................................  0.20%
HD U.S. Marketwide Value Portfolio ........................................  0.20%
LD U.S. Marketwide Portfolio ..............................................  0.10%
HD U.S. Marketwide Portfolio ..............................................  0.10%

Pursuant to an Expense Waiver and Assumption Agreement for the LD U.S. Marketwide Portfolio and the HD U.S. Marketwide Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of each of these Portfolios (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce each Portfolio's expenses when its total operating expenses exceed 0.30% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the LD U.S. Marketwide Portfolio or HD U.S. Marketwide Portfolio are less than 0.30% of the respective Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The LD U.S. Marketwide Portfolio and HD U.S. Marketwide Portfolio are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The Expense Waiver and Assumption Agreement will remain in effect for a period of one year from September 8, 2001 to September 8, 2002, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Portfolios had not commenced operations as of November 30, 2000, and therefore, did not pay any administrative fees.

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS AND MASTER FUNDS

     PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, each of the Portfolios listed below pays PFPC annual fees which are set forth below:

     The Portfolios are feeder portfolios. PFPC's charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated amongst the feeders based on the relative net assets of the feeders.

LD U.S. MARKETWIDE VALUE PORTFOLIO
LD U.S. MARKETWIDE PORTFOLIO

     These Portfolios invest in Master Funds taxed as partnerships. PFPC's charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders.

HD U.S. MARKETWIDE VALUE PORTFOLIO
HD U.S. MARKETWIDE PORTFOLIO

     These Portfolios invest in Master Funds taxed as corporations. PFPC's charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

     Additionally, the Marketwide Portfolios each have an additional annual fee of .025% of the first $250 million of assets, .020% of the next $250 million of assets and .015% of net assets over $500 million. The Marketwide Portfolios are also subject to a $52,000 minimum fee per year. These Portfolios also pay an additional transfer agency fee of .0025% of net assets per year with a minimum of $15,000 per year.

CUSTODIAN

     PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the Portfolios and Master Funds. The Custodian maintains a separate account or accounts for the Portfolios and the Master Funds; receives, holds and releases portfolio securities on account of the Master Funds; makes receipts and disbursements of money on behalf of the Portfolios and the Master Funds; and collects and receives income and other payments and distributions on account of the Master Funds' portfolio securities.

DISTRIBUTOR

     The Fund acts as distributor of the Portfolios' shares. The Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

LEGAL COUNSEL

     Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP are the independent certified public accountants to the Fund and audit the financial statements of the Fund and the Trust. Their address is 200 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, FL 33301.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Master Fund, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Master Fund. As of November 30, 2000, the Master Funds had not yet commenced operations, so they had not yet paid management fees as of that date.

                               GENERAL INFORMATION

     The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, the Fund was named DFA Small Company Fund Inc. The Portfolios described in this SAI had not commenced operations as of November 30, 2000.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings.

                                 CODE OF ETHICS

     The Fund, the Trust and the Advisor have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. The Code is designed to ensure that access persons act in the interests of the Portfolios and Master Funds, and their shareholders, with respect to any personal trading of securities. Under the Code, access persons are generally prohibited from knowingly buying or selling securities (except for shares of mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Code also contains certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

     With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     Whenever a Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment. If a majority shareholder of a Master Fund becomes bankrupt, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

     The Portfolios had not yet commenced operations as of the date of this SAI, and there were not yet any public shareholders.

     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                               PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios that are currently sold at net asset value. Any such charges will be described in the prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

     Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners. The signature on the letter of request or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                           TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless a shareholder invests in a Portfolio through a retirement plan, shareholders should consider the tax implications of investing and consult their own tax advisors. Different tax rules may apply, depending on whether for federal income tax purposes the Master Funds are partnerships (as in the case of LD U.S. Marketwide Value Series and LD U.S. Marketwide Series) or corporations (as in the case of HD U.S. Marketwide Value Series and HD U.S. Marketwide Series). These rules could affect the amount, timing, and character of the income received by shareholders of a Portfolio.

DISTRIBUTIONS OF NET INVESTMENT INCOME

         A Portfolio derives income generally in the form of dividends (in the case of a Master Fund taxed as a corporation) or dividends and interest (in the case of a Master Fund taxed as a partnership) earned by the Master Fund on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

         A Master Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. With respect to Master Funds treated as partnerships for tax purposes, distributions by a Portfolio from net short-term capital gain will be taxable to you as ordinary income, and distributions by a Portfolio from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Portfolio. With respect to Master Funds treated as corporations for tax purposes, distributions by a Portfolio from net short-term capital gain will be taxable to you as ordinary income, and distributions by a Portfolio from net long-term capital gain will be taxable to you as long-term capital gain. Any net capital gain of a Portfolio generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

     Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by a Portfolio that are derived from a Master Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

     Each Portfolio intends to qualify each year as a regulated investment company ("RIC") by satisfying certain income distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a RIC, each Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a RIC, if it determines such course of action to be beneficial to shareholders. In such case, a Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

     The Code requires a Portfolio to distribute to shareholders by December 31 of each year at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve-month period ending October 31 (in addition to undistributed amounts from the prior year) in order to avoid federal excise taxes. Each Portfolio intends to declare and pay sufficient distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) but does not guarantee that its distributions will be sufficient to eliminate all taxes.

DIVIDENDS-RECEIVED DEDUCTION

     Dividends from net investment income will generally qualify in part for the dividends-received deduction, but the portion of dividends so qualified depends primarily on the aggregate qualifying dividend income received by the Portfolio from domestic (U.S.) sources. With respect to dividends that are received on portfolio securities, the Master Funds may not be eligible to pass through the corporate dividends-received deduction attributable to their respective holdings of U.S. equity securities to the Portfolios, and the Portfolios may not be eligible to pass through the deduction to their corporate shareholders if, because of certain timing rules, hedging activities, or debt financing activities at the level of the Master Funds, the Portfolios, or the corporate shareholders, the requisite holding period of the dividend-paying stock is not met.

LIMITATION ON DEDUCTIBILITY OF LOSSES

     Losses incurred on the sale of securities by one Master Fund to another Master Fund may be disallowed if, as of the date of sale, the selling and purchasing Master Funds are considered related parties. The Master Funds are treated as related parties if the same persons (or, in the case of a sale of securities by one Master Fund organized as a corporation (each a "Corporate Master Fund") to another Corporate Master Fund, five or fewer persons) own directly or indirectly, more than 50% of the outstanding shares in both the selling and purchasing Master Fund. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of a corresponding Master Fund on a pro rata basis for purposes of applying this loss disallowance rule. However, in applying the attribution rules to the sale of securities by the Master Fund to another Corporate Master Fund, only shareholders that own 5% or more of the shares of the Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

REDEMPTION OF PORTFOLIO SHARES

     Redemptions (including redemptions in kind) and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes and can cause a shareholder to recognize a gain or loss. If a shareholder redeems Portfolio shares or exchanges the shares for those of a different Portfolio in the same or a different Master Fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. If a shareholder holds shares as a capital asset, the gain or loss realized will be capital gain or loss and will be long-term or short-term, generally depending on how long the shares are held.

     Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

     Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

     To the extent a Master Fund invests in certain U.S. Government obligations, dividends paid by the LD U.S. Marketwide Value Portfolio and the LD U.S. Marketwide Portfolio to shareholders that are derived from interest on these obligations should be exempt from state and local personal income tax. The income on portfolio investments in certain securities, such as repurchase agreements, commercial paper and federal agency-baked obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. Dividends derived from this interest income paid to shareholders of the HD U.S. Marketwide Value Portfolio or HD U.S. Marketwide Portfolio will not be exempt from state and local personal income tax by virtue of the federal income tax status of these Master Funds as corporations.

COMPLEX SECURITIES

     A Master Fund may invest in complex securities, and such investments may be subject to special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Master Fund or defer a Master Fund's recognition of losses. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

     The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

                         CALCULATION OF PERFORMANCE DATA

     The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is, by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields.

     As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

             P(1 + T)(TO THE POWER OF n) = ERV
     where:
             P =     a hypothetical initial payment of $1,000
             T =     average annual total return
             n =     number of years
             ERV --  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods
                    (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the Commission, the Portfolios and Master Funds may disseminate other performance data and may advertise total return calculated on a monthly basis.

     The Portfolios and Master Funds may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios and Master Funds may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or Master Funds or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Fort Lauderdale, FL 33301, are the independent certified public accountants to the Fund and the Trust. They audit the Fund's and the Trust's financial statements. Because the Portfolios and the Master Funds had not commenced operations as of November

30, 2000, the annual reports of the Fund and the Trust for the fiscal year ended November 30, 2000, do not contain any data regarding the Portfolios and the Master Funds.

                DFA INVESTMENT DIMENSIONS GROUP INC. (62/63)

                                   PART C
                              OTHER INFORMATION

ITEM 23.  EXHIBITS.

         (a)      Articles of Incorporation.
                  (1) Articles of Restatement dated August 8, 1995 as filed with the Maryland Secretary of State on September 18, 1995.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 43/44
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     October 4, 1996.

                  (2) Articles Supplementary dated December 21, 1995 as filed with the Maryland Secretary of State on December 28, 1995.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 39/40
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 30, 1996.

                  (3) Articles Supplementary dated May 14, 1996 as filed with the Maryland Secretary of State on July 12, 1996.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 41/42
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     May 24, 1996.

                  (4) Articles Supplementary dated October 18, 1996 as filed with the Maryland Secretary of State on December 5, 1996.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 44/45
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     December 19, 1996.

                  (5) Articles of Amendment dated December 20, 1996 as filed with the Maryland Secretary of State on December 20, 1996.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 44/45
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     December 19, 1996.

                  (6) Articles of Amendment dated July 28, 1997 as filed with the Maryland Secretary of State on August 1, 1997.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 46/47
                                            to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 16, 1997.

                  (7) Articles Supplementary dated September 16, 1997 as filed with the Maryland Secretary of State on September 17, 1997.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 46/47
                                            to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 16, 1997.

                  (8) Articles Supplementary dated November 11, 1998 as filed with the Maryland Secretary of State on November 12, 1998
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 50/51
                                            to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 22, 1999.

                  (9) Articles Supplementary as filed with the Maryland Secretary of State on December 7, 1998 re: the addition of the:
                           *     Tax-Managed U.S. 5-10 Value Portfolio;
                           *     Tax-Managed U.S. 6-10 Small Company Portfolio;
                           *     Tax-Managed DFA International Value Portfolio;
                                 and
                           * Tax-Managed U.S. Marketwide Value Portfolio INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 50/51
                                            to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 22, 1999.

                  (10) Articles Supplementary as filed with the Maryland Secretary of State on September 13, 1999 re: the addition of the:
                           *     Tax-Managed U.S. Marketwide Value Portfolio X;
                           *     Tax-Managed U.S. 5-10 Value Portfolio X;
                           *     Tax-Managed U.S. 6-10 Small Company Portfolio
                                 X; and
                           * Tax-Managed DFA International Value Portfolio X INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 55/56
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 13, 1999.

                  (11) Articles Supplementary as filed with the Maryland Secretary of State on July 26, 2000 re: the
                           addition of:
                           *     LD U.S. Large Company Portfolio;
                           *     HD U.S. Large Company Portfolio;
                           *     LD U.S. Marketwide Value Portfolio; and
                           *     HD U.S. Marketwide Value Portfolio
                           and re:  the elimination of:
                           *     Tax-Managed U.S. Marketwide Value Portfolio X;
                           *     Tax-Managed U.S. 5-10 Value Portfolio X;
                           *     Tax-Managed U.S. 6-10 Small Company Portfolio
                                 X; and
                           * Tax-Managed DFA International Value Portfolio X INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 58/59
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     July 28, 2000.

                  (12) Articles of Amendment as filed with the Maryland Secretary of State on July 26, 2000 to change the name of the following Portfolio:
                           * RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 59/60
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 26, 2001.

                  (13) Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the name of the following Portfolios:
                           * U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                           * U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                           * U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                           * U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                           * Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio
                           * Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 60/61
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 23, 2001.

                  (14) Form of Articles Supplementary to be filed with the Maryland Secretary of State re: the addition of the:
                           *     Tax-Managed U.S. Marketwide Portfolio
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.14.

                  (15) Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the name of the following Portfolios:
                           * LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                           * HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.15.

         (b)      By-Laws.
                  Amended By-Laws of the Registrant.
                  ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.b.

         (c)      Instruments Defining the Rights of Securityholders.
                  (1) See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of Restatement dated August 8, 1995.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 43/44
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     October 4, 1996.

         (d)      Investment Advisory Agreement.
                  (1)      Investment Management Agreements.
                           (a) Investment Management Agreement between the Registrant and Dimensional Fund Advisors Inc. ("DFA") dated May 13, 1987 re: the:
                                    *    DFA Five-Year Government Portfolio.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 48/49 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (b) Investment Management Agreement between the Registrant and DFA dated April 26, 1994 re: the:
                                    *    DFA Global Fixed Income Portfolio
                                         (formerly the DFA Global Bond
                                         Portfolio).
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 48/49 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (c) Investment Management Agreement between the Registrant and DFA dated September 24, 1990 re: the:

                                    *    DFA Intermediate Government Fixed
                                         Income Portfolio (formerly the DFA
                                         Intermediate Government Bond Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (d) Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
                                    *    Large Cap International Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (e) Amendment to Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, effective on September 21, 1992 re: the:
                                    *    DFA Real Estate Securities Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 48/49 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (f) Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
                                    *    DFA International Small Cap Value
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (g) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                                    *    VA Large Value Portfolio (formerly
                                         known as the DFA Global Value
                                         Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (h) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                                    *    VA Small Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (i) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                                    *    VA International Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (j) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                                    *    VA International Small Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (k) Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
                                    *    VA Short-Term Fixed Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (l) Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
                                    *    International Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (m) Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:

                                    *    Tax-Managed U.S. 5-10 Value Portfolio;
                                    *    Tax-Managed U.S. 6-10 Small Company
                                         Portfolio; and
                                    *    Tax-Managed DFA International Value
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:
                                            the reflection of the following
                                            name changes:
                                            *     Tax-Managed U.S. 5-10 Value
                                                  Portfolio to the Tax-Managed
                                                  U.S. Small Cap Value Portfolio
                                            *     Tax-Managed U.S. 6-10 Small
                                                  Company Portfolio to the
                                                  Tax-Managed U.S. Small Cap
                                                  Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            -----------------------------------
                                            Filing:       Post-Effective
                                                          Amendment No. 60/61
                                                          to the Registrant's
                                                          Registration
                                                          Statement on Form
                                                          N-1A.
                                            File Nos.:    2-73948 and 811-3258.
                                            Filing Date:  March 23, 2001.

                   (2)     Sub-advisory Agreements.
                           (a)      Sub-Advisory Agreement between the
                                    Registrant, DFA and DFA Australia Ltd.
                                    (formerly DFA Australia Pty Limited) dated
                                    September 21, 1995 re:  the:
                                    *    VA International Small Portfolio.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    ------------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 37/38 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                           (b)      Sub-Advisory Agreement between the
                                    Registrant, DFA and Dimensional Fund
                                    Advisors Ltd. dated September 21, 1995 re:
                                    the:
                                    *    VA International Small Portfolio.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    ------------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 37/38 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                           (c) Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    ------------------------------------

                                    Filing:          Post-Effective Amendment
                                                     No. 55/56 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (d)      Consultant Services Agreement between
                                    DFA and Dimensional Fund Advisors Ltd.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    ------------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 55/56 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

         (e)      Underwriting Contracts.
                  (1)      Agreement between the Registrant and DFA Securities
                           Inc.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 48/49
                                            to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

         (f)      Bonus or Profit Sharing Plans.
                  Not Applicable.

         (g)      Custodian Agreements.
                  (1) Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) dated June 19, 1989 re: the:
                           *     Enhanced U.S. Large Company Portfolio;
                           *     DFA Two-Year Corporate Fixed Income Portfolio;
                                 and
                           *     DFA Two-Year Government Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 37/38
                                            to Registration Statement of the
                                            Registrant on form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     November 22, 1995.

                  (2) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National
                           Bank) re:  the:
                           *     U.S. 9-10 Small Company Portfolio;
                           *     U.S. Large Company Portfolio;
                           *     DFA One-Year Fixed Income Portfolio;
                           * DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and
                           *     DFA Five-Year Government Portfolio
                           Previously filed with this registration statement and incorporated herein by reference.

                           (a)      Addendum Number One
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *    Tax-Managed U.S. Marketwide Value
                                         Portfolio X;
                                    *    Tax-Managed U.S. 5-10 Value Portfolio
                                         X;
                                    *    Tax-Managed U.S. 6-10 Small Company
                                         Portfolio X; and
                                    *    Tax-Managed DFA International Value
                                         Portfolio X
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    ------------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 55/56 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (c)      Addendum Number Three re:  the addition of:
                                    *    LD U.S. Large Company Portfolio;
                                    *    HD U.S. Large Company Portfolio;
                                    *    LD U.S. Marketwide Value Portfolio; and
                                    *    HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 58/59 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (d) Addendum Number Four re: the reflection of the following name change:
                                    *    RWB/DFA International High Book to
                                         Market Portfolio to the AAM/DFA
                                         International High Book to Market
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 59/60 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e) Form of Addendum Number Five re: the reflection of the following name changes:
                                    *    U.S. 9-10 Small Company Portfolio to
                                         U.S. Micro Cap Portfolio
                                    *    U.S. 6-10 Small Company Portfolio to
                                         U.S. Small Cap Portfolio

                                    *    U.S. 4-10 Value Portfolio to U.S.
                                         Small XM Value Portfolio
                                    *    U.S. 6-10 Value Portfolio to U.S.
                                         Small Cap Value Portfolio
                                    *    Tax-Managed U.S. 6-10 Small Company
                                         Portfolio to Tax-Managed U.S. Small
                                         Cap Portfolio
                                    *    Tax-Managed U.S. 5-10 Value Portfolio
                                         to Tax-Managed U.S. Small Cap Value
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 60/61 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 23, 2001.

                           (f) Form of Addendum Number Six re: the addition of the:
                                    *    Tax-Managed U.S. Marketwide Portfolio;
                                    and the reflection of the following name changes:
                                    *    LD U.S. Large Company Portfolio to LD
                                         U.S. Marketwide Portfolio
                                    *    HD U.S. Large Company Portfolio to HD
                                         U.S. Marketwide Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                                    EX-99.g.2.f.

         (h)      Other Material Contracts.
                  (1)      Transfer Agency Agreement.
                           Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           -----------------------------------
                           Filing:          Post-Effective Amendment No. 48/49
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

                           (a)      Addendum Number One
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *    Tax-Managed U.S. Marketwide Value
                                         Portfolio X;
                                    *    Tax-Managed U.S. 5-10 Value Portfolio
                                         X;
                                    *    Tax-Managed U.S. 6-10 Small Company
                                         Portfolio X; and
                                    *    Tax-Managed DFA International Value
                                         Portfolio X

                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    ------------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 55/56 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (c)      Addendum Number Three re:  the addition of:
                                    *    LD U.S. Large Company Portfolio;
                                    *    HD U.S. Large Company Portfolio;
                                    *    LD U.S. Marketwide Value Portfolio; and
                                    *    HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 58/59 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (d) Addendum Number Four re: the reflection of the following name change:
                                    *    RWB/DFA International High Book to
                                         Market Portfolio to the AAM/DFA
                                         International High Book to Market
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 59/60 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e) Form of Addendum Number Five re: the reflection of the following name changes:
                                    *    U.S. 9-10 Small Company Portfolio to
                                         U.S. Micro Cap Portfolio
                                    *    U.S. 6-10 Small Company Portfolio to
                                         U.S. Small Cap Portfolio
                                    *    U.S. 4-10 Value Portfolio to U.S.
                                         Small XM Value Portfolio
                                    *    U.S. 6-10 Value Portfolio to U.S.
                                         Small Cap Value Portfolio
                                    *    Tax-Managed U.S. 6-10 Small Company
                                         Portfolio to Tax-Managed U.S. Small
                                         Cap Portfolio
                                    *    Tax-Managed U.S. 5-10 Value Portfolio
                                         to Tax-Managed U.S. Small Cap Value
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 60/61 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 23, 2001.

                           (f) Form of Addendum Number Six re: the addition of the:
                                    *    Tax-Managed U.S. Marketwide Portfolio
                                    and the reflection of the following name changes:
                                    *    LD U.S. Large Company Portfolio to LD
                                         U.S. Marketwide Portfolio
                                    *    HD U.S. Large Company Portfolio to HD
                                         U.S. Marketwide Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                                    EX-99.h.1.f.

                  (2) Administration and Accounting Agreement Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989. INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 48/49
                                            to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

                           (a)      Addendum Number One
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *    Tax-Managed U.S. Marketwide Value
                                         Portfolio X;
                                    *    Tax-Managed U.S. 5-10 Value Portfolio
                                         X;
                                    *    Tax-Managed U.S. 6-10 Small Company
                                         Portfolio X; and
                                    *    Tax-Managed DFA International Value
                                         Portfolio X
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    ------------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 55/56 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (c)      Addendum Number Three re:  the addition of:
                                    *    LD U.S. Large Company Portfolio;
                                    *    HD U.S. Large Company Portfolio;
                                    *    LD U.S. Marketwide Value Portfolio; and
                                    *    HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 58/59 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (d) Addendum Number Four re: the reflection of the following name change:
                                    *    RWB/DFA International High Book to
                                         Market Portfolio to the AAM/DFA
                                         International High Book to Market
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 59/60 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e) Form of Addendum Number Five re: the reflection of the following name changes:
                                    *    U.S. 9-10 Small Company Portfolio to
                                         U.S. Micro Cap Portfolio
                                    *    U.S. 6-10 Small Company Portfolio to
                                         U.S. Small Cap Portfolio
                                    *    U.S. 4-10 Value Portfolio to U.S.
                                         Small XM Value Portfolio
                                    *    U.S. 6-10 Value Portfolio to U.S.
                                         Small Cap Value Portfolio
                                    *    Tax-Managed U.S. 6-10 Small Company
                                         Portfolio to Tax-Managed U.S. Small
                                         Cap Portfolio
                                    *    Tax-Managed U.S. 5-10 Value Portfolio
                                         to Tax-Managed U.S. Small Cap Value
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 60/61 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 23, 2001.

                           (f) Form of Addendum Number Six re: the addition of the:
                                    *    Tax-Managed U.S. Marketwide Portfolio
                                    and the reflection of the following name changes:
                                    *    LD U.S. Large Company Portfolio to LD
                                         U.S. Marketwide Portfolio
                                    *    HD U.S. Large Company Portfolio to HD
                                         U.S. Marketwide Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT
                                    EX-99.h.2.f.

                  (3)      Administration Agreements.
                           Administration Agreements between the Registrant and DFA.
                           (a)      Dated January 6, 1993 re: the
                                    *    DFA One-Year Fixed Income Portfolio
                                         (formerly The DFA Fixed Income Shares)

                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999

                           (b)      Dated August 8, 1996 re:  the:
                                    *    Japanese Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (c)      Dated August 8, 1996 re: the
                                    *    United Kingdom Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (d)      Dated August 8, 1996 re: the
                                    *    Continental Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (e)      Dated December 1, 1995 re:  the:
                                    *    U.S. Large Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (f)      Dated August 8, 1996 re: the
                                    *    Pacific Rim Small Company Portfolio
                                         (The Series became a feeder portfolio
                                         of DFA/ITC on January 15, 1993.)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (g)      Dated January 6, 1993 re: the
                                    *    U.S. 6-10 Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:
                                            the reflection of the following name
                                            change:
                                            *     U.S. 6-10 Small Company
                                                  Portfolio to U.S. Small Cap
                                                  Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            -----------------------------------
                                            Filing:           Post-Effective
                                                              Amendment No.
                                                              60/61 to the
                                                              Registrant's
                                                              Registration
                                                              Statement on Form
                                                              N-1A.
                                            File Nos.:        2-73948 and
                                                              811-3258.
                                            Filing Date:      March 23, 2001.

                           (h)      Dated January 6, 1993 re:  the:
                                    *    U.S. Portfolio (formerly the U.S.
                                         Large Cap High Book-to-Market
                                         Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (i)      Dated January 6, 1993 re:  the:
                                    *    U.S. 6-10 Value Portfolio (formerly
                                         the U.S. Small Cap High Book to Market
                                         Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:
                                            the reflection of the following name
                                            change:
                                            *     U.S. 6-10 Value Portfolio
                                                  (formerly the U.S. Small Cap
                                                  High Book to Market
                                                  Portfolio) to U.S. Small Cap
                                                  Value Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            -----------------------------------
                                            Filing:           Post-Effective
                                                              Amendment No.
                                                              60/61 to the
                                                              Registrant's
                                                              Registration
                                                              Statement on
                                                              Form N-1A.
                                            File Nos.:        2-73948 and
                                                              811-3258.

                                            Filing Date:      March 23, 2001.

                           (j)      Dated February 8, 1996 re: the
                                    *    RWB/DFA International High Book to
                                         Market Portfolio (formerly DFA
                                         International High Book to Market
                                         Portfolio; formerly the Reinhardt
                                         Werba Bowen International Large Stock
                                         Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Addendum Number One re:  the
                                            reflection of the following name
                                            change:
                                            *     RWB/DFA U.S. High Book to
                                                  Market Portfolio to the
                                                  AAM/DFA U.S. High Book to
                                                  Market Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            -----------------------------------
                                            Filing:           Post-Effective
                                                              Amendment No.
                                                              59/60 to
                                                              Registrant's
                                                              Registration
                                                              Statement on
                                                              Form N-1A.
                                            File Nos.:        2-73948 and
                                                              811-3258.
                                            Filing Date:      January 26, 2001.

                           (k)      Dated March 30, 1994 re:
                                    *    Emerging Markets Portfolios
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (l)      Dated February 8, 1996 re:  the:
                                    *    Enhanced U.S. Large Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (m)      Dated February 8, 1996 re:  the:
                                    *    DFA Two-Year Corporate Fixed Income
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (n)      Dated February 8, 1996 re: the
                                    *    DFA Two-Year Global Fixed Income
                                         Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (o)      Dated February 8, 1996 re:  the:
                                    *    DFA Two-Year Government Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (p)      Dated August 8, 1996 re:  the:
                                    *    International Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (q)      Dated December 19, 1996 re:  the:
                                    *    Emerging Markets Small Cap Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (r)      Dated November 30, 1997 re:  the:
                                    *    U.S. 9-10 Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:
                                            the reflection of the following name
                                            change:
                                            *     U.S. 9-10 Small Company
                                                  Portfolio to U.S. Micro Cap
                                                  Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            -----------------------------------

                                            Filing:           Post-Effective
                                                              Amendment No.
                                                              60/61 to the
                                                              Registrant's
                                                              Registration
                                                              Statement on
                                                              Form N-1A.
                                            File Nos.:        2-73948 and
                                                              811-3258.
                                            Filing Date:      March 23, 2001.

                           (s)      Dated November 30, 1997 re:  the:
                                    *    U.S. 4-10 Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:
                                            the reflection of the following name
                                            change:
                                            *     U.S. 4-10 Value Portfolio to
                                                  U.S. Small XM Value Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            -----------------------------------
                                            Filing:           Post-Effective
                                                              Amendment No.
                                                              60/61 to the
                                                              Registrant's
                                                              Registration
                                                              Statement on
                                                              Form N-1A.
                                            File Nos.:        2-73948 and
                                                              811-3258.
                                            Filing Date:      March 23, 2001.

                           (t)      Dated November 30, 1997 re:  the:
                                    *    Emerging Markets Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (u)      Dated December 8, 1998 re:  the:
                                    *    Tax-Managed U.S. Marketwide Value
                                         Portfolio;
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 50/51 to Registrant's
                                                     Registration Statement on
                                                     Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (v)      Dated July 26, 2000 re:  the:
                                    *    LD U.S. Marketwide Portfolio
                                         (formerly, LD U.S. Large Company
                                         Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    -----------------------------------
                                    Filing:          Post-Effective Amendment
                                                     No. 58/59 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.

                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                                    (1)     Form of Addendum Number One re: the
                                            reflection of the following name
                                            change:
                                            *        LD U.S. Large Company
                                                     Portfolio to LD U.S.
                                                     Marketwide Portfolio
                                            ELECTRONICALLY FILED HEREWITH AS
                                            EXHIBIT EX-99.h.3.v.1.

                           (w)      Dated July  26, 2000 re:  the:
                                    *       HD U.S. Marketwide Portfolio
                                            (formerly, HD U.S. Large Company
                                            Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment
                                                     No. 58/59 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                                    (1)     Form of Addendum Number One re: the
                                            reflection of the following name
                                            change:
                                            *        HD U.S. Large Company
                                                     Portfolio to HD U.S.
                                                     Marketwide Portfolio
                                            ELECTRONICALLY FILED HEREWITH AS
                                            EXHIBIT EX-99.h.3.w.1.

                           (x)      Dated July 26, 2000 re:  the:
                                    *       LD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment
                                                     No. 58/59 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (y)      Dated July 26, 2000 re:  the:
                                    *       HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment
                                                     No. 58/59 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (z)      Form of re: the:
                                    *       Tax-Managed U.S. Marketwide
                                            Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment
                                                     No. 61/62 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.

                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     May 18, 2001.

                   (4)     Other.
                           (a) Marketing Agreement dated June 29, 1994 between DFA and National Home Life Assurance Company.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment
                                                     No. 33/34 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     June 19, 1995.

                           (b)      Participation Agreement between DFA
                                    Investment Dimensions Group, Inc., DFA,
                                    DFA Securities, Inc. and National Home
                                    Life Assurance Company.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment
                                                     No. 33/34 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     June 19, 1995.

                           (c)      Form of Client Service Agent Agreement
                                    re: the:
                                    *       RWB/DFA International High Book to
                                            Market Portfolio (formerly the DFA
                                            International High Book to Market
                                            Portfolio and Reinhardt Werba Bowen
                                            International Large Stock
                                            Portfolio).
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment
                                                     No. 37/38 to the
                                                     Registrant's Registration
                                                     Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                                    (1)     Addendum Number One re: the
                                            reflection of the following name
                                            change:
                                            *        RWB/DFA International High
                                                     Book to Market Portfolio to
                                                     the AAM/DFA International
                                                     High Book to Market
                                                     Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective
                                                              Amendment No.
                                                              59/60 to the
                                                              Registrant's
                                                              Registration
                                                              Statement on Form
                                                              N-1A.
                                            File Nos.:        2-73948 and
                                                              811-3258.
                                            Filing Date:      January 26, 2001.

         (i)      Legal Opinion.

                  (1)      Legal Opinion of Stradley, Ronon, Stevens & Young,
                           LLP.

                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No.
                                            60/61 to the Registrant's
                                            Registration Statement on
                                            Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 23, 2001.

                  (2) Form of Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.i.2.

         (j)      Other Opinions.
                  Not applicable.

         (k)      Omitted Financial Statements.
                  Not applicable.

         (l)      Initial Capital Agreements.
                  Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940.
                  Previously filed with this registration statement and incorporated herein by reference.

         (m)      Rule 12b-1 Plans.
                  Not Applicable

         (n)      Plans pursuant to Rule 18f-3.
                  Not Applicable.

         (o)      Powers-of-Attorney.
                  (1) Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated October 13, 2000.
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.o.1.

                  (2) Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated January 24, 2001.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 59/60
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 26, 2001.

         (p)      Codes of Ethics.
                  (1)      Code of Ethics of Registrant.
                           INCORPORATED HEREIN BY REFERENCE TO:

                           Filing:          Post-Effective Amendment No. 58/59
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     July 28, 2000.

                  (2) Code of Ethics of Advisor and Underwriter. INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 58/59
                                            to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     July 28, 2000.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
                  None.

ITEM 25.          INDEMNIFICATION.
                  Reference is made to Section 1 of Article XI of the Registrant's By-Laws, approved through July 26, 2000, which are incorporated herein by reference to Post-Effective Amendment No. 58/59 to the Registrant's Registration Statement on Form N-1A as filed July 28, 2000, which provide for indemnification, as set forth below.

                           With respect to the indemnification of the Officers and Directors of the Corporation:
                           (a) The Corporation shall indemnify each officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and
                                    (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                           (b)      The provisions of clause (i) of paragraph
                                    (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such officer or Director is a party by reason of service in such capacity.

                           (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.
                  (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

                           The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

                           Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

                  (b) The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England.

                  (c) The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited ("DFA Australia"). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

ITEM 27.          PRINCIPAL UNDERWRITERS.
                  Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.

                           (a)      Not applicable.

                           (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated March 31, 1989, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares.

                           (c)      Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS.
                  The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

                 NAME                                   ADDRESS
                 ----                                   -------
                 DFA Investment Dimensions Group Inc.   1299 Ocean Avenue
                                                        11th Floor
                                                        Santa Monica, CA  90401

                 PFPC Inc.                              400 Bellevue Parkway,
                                                        Wilmington, DE 19809

ITEM 29.          MANAGEMENT SERVICES.
                  None.

ITEM 30.          UNDERTAKINGS.
                  Not Applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused Post-Effective Amendment No. 62/63 to this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Santa Monica and State of California on the 9th day of July, 2001.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                      (Registrant)

                     By:     /s/ David G. Booth*
                             ------------------------------
                             David G. Booth, President
                                      (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 62/63 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                             Title                       Date
---------                             -----                       ----
/s/ David G. Booth*                   President, Director and     July 9, 2001
-------------------                   Chairman-Chief
David G. Booth                        Executive Officer

/s/ Rex A. Sinquefield *              Director and                July 9, 2001
------------------------              Chairman-Chief
Rex A. Sinquefield                    Investment Officer

/s/ Michael T. Scardina *             Chief Financial             July 9, 2001
-------------------------             Officer, Treasurer
Michael T. Scardina                   and Vice President

/s/ George M. Constantinides *        Director                    July 9, 2001
------------------------------
George M. Constantinides

/s/ John P. Gould *                   Director                    July 9, 2001
-------------------
John P. Gould

/s/ Roger G. Ibbotson *               Director                    July 9, 2001
-----------------------
Roger G. Ibbotson

/s/ Myron S. Scholes *                Director                    July 9, 2001
----------------------
Myron S. Scholes

/s/ Abbie J. Smith *                  Director                    July 9, 2001
--------------------
Abbie J. Smith

     * By:        /s/ Valerie A. Brown
                  --------------------
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 9th day of July, 2001.

                          THE DFA INVESTMENT TRUST COMPANY
                                           (Registrant)

                          By:     /s/ David G. Booth *
                                  ------------------------------
                                  David G. Booth, President
                                  (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 62/63 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.

Signature                        Title                    Date
---------                        -----                    ----
/s/ David G. Booth *             President, Trustee and   July 9, 2001
--------------------             Chairman-Chief
David G. Booth                   Executive Officer

/s/ Rex A. Sinquefield *         Trustee and              July 9, 2001
------------------------         Chairman-Chief
Rex A. Sinquefield               Investment Officer

/s/ Michael T. Scardina *        Chief Financial          July 9, 2001
-------------------------        Officer, Treasurer
Michael T. Scardina              and Vice President

/s/ George M. Constantinides *   Trustee                  July 9, 2001
------------------------------
George M. Constantinides

/s/ John P. Gould *              Trustee                  July 9, 2001
-------------------
John P. Gould

/s/ Roger G. Ibbotson *          Trustee                  July 9, 2001
-----------------------
Roger G. Ibbotson

/s/ Myron S. Scholes *           Trustee                  July 9, 2001
----------------------
Myron S. Scholes

/s/ Abbie J. Smith *             Trustee                  July 9, 2001
--------------------
Abbie J. Smith

     * By:        /s/ Valerie A. Brown
                  --------------------
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

                                  EXHIBIT INDEX

N-1A Exhibit No.           EDGAR Exhibit No.          Description
----------------           -----------------          -----------
23(a)(14)                  EX-99.a.14                 Form of Articles of Supplementary

23(a)(15)                  EX-99.a.15                 Form of Articles of Amendment

23(b)                      EX-99.b                    Amended By-Laws

23(g)(2)(f)                EX-99.g.2.f                Form of Addendum Number Six to Custodian Agreement

23(h)(1)(f)                EX-99.h.1.f                Form of Addendum Number Six to Transfer Agency Agreement

23(h)(2)(f)                EX-99.h.2.f                Form of Addendum Number Six to Administration and Accounting
                                                      Services Agreement

23(h)(3)(v)(1)             EX-99.h.3.v.1              Form of Addendum No. 1 to Administration Agreement

23(h)(3)(w)(1)             EX-99.h.3.w.1              Form of Addendum No. 1 to Administration Agreement

23(i)(2)                   EX-99.i.2                  Form of Legal Opinion

23(o)(1)                   EX-99.o.1                  Powers of Attorney